SOLON SHORT DURATION GOVERNMENT FUNDS
1981 N. Broadway, Suite #325
Walnut Creek, CA  94596
510-988-7110

Semi-Annual Report
For the six months ended August 31, 1997

Dear Fellow Shareholder:

We are pleased to report on the performance of the Solon
Short Duration Government Funds for the first half of The
Solon Funds' fiscal year, the six months ended August 31, 1997. Included, too, are performance figures showing cumulative returns since inception March 1, 1994.

Please let us know what we can do to serve you better. We appreciate your confidence in The Solon Funds and Solon Asset
Management, L.P.

Sincerely,


/s/Deborah Hicks Midanek
------------------------
Chairman
October 20, 1997

     Total Returns for the Six-Month Period Ended August 31, 1997
                       Six Months        Inception
                       Ended 8-31-97     3-1-94 through
                                         8-31-97
                       -------------     ---------------
Solon Short Duration
Government Funds:
 One Year Portfolio    3.07%              23.61%
 Three Year Portfolio  3.31%              23.64%

Lehman Government
 1-3 Year Index        3.36%              21.87%



  The value of a hypothetical $10,000.00 investment in the Solon Short Duration Government Funds: One Year Portfolio and Three Year Portfolio versus the Lehman Government 1-3
  Year Index.

            One Year    Three Year   Lehman 1-3 Year


Feb         10000       10000        10000
Mar         10010       99.7         9949
Apr         10047.04    9919.11      9911.19
May         10078.18    9929.03      9925.07
Jun         10116.48    9965.77      9949.88
Jul         10153.91    10062.44     10039.43
Aug         10188.43    10107.72     10072.56
Sep         10229.19    10092.56     10049.39
Oct         10274.20    10113.75     10072.51
Nov         10309.13    10102.63     10030.2
Dec         10362.74    10143.04     10049.26
Jan 95      10437.35    10266.78     10185.93
Feb         10512.50    10411.54     10324.46
Mar         10559.80    10464.64     10382.28
Apr         10627.39    10550.45     10474.68
May         10677.33    10735.09     10653.80
Jun         10744.60    10799.5      10711.33
Jul         10804.77    10835.13     10754.17
Aug         10877.16    10916.4      10818.7
Sep         10925.02    10978.62     10871.71
Oct         10991.67    11064.25     10961.94
Nov         11070.81    11169.37     11055.12
Dec         11148.30    11272.12     11138.03
Jan 96      11225.22    11373.57     11232.71
Feb         11257.78    11320.12     11188.9
Mar         11319.71    11314.46     11181.07
Apr         11371.71    11324.64     11192.25
May         11430.90    11345.02     11216.87
June        11494.91    11444.86     11298.75
July        11563.88    11491.78     11342.82
Aug         11614.76    11523.96     11384.79
Sep         11687.94    11643.81     11488.39
Oct         11753.39    11775.39     11618.21
Nov         11838.01    11869.59     11704.18
Dec         11877.08    11869.59     11706.52
Jan 97      11932.90    11927.75     11762.71
Feb         11992.56    11968.30     11790.95
Mar         12036.94    11962.32     11781.51
Apr         12110.36    12059.21     11878.12
May         12176.97    12140.01     11961.27
June        12239.07    12226.21     12043.80
July        12306.39    12350.91     12175.08
Aug         12360.54    12364.50     12187.25


 The Lehman Government 1-3 Year Index in unmanaged and assumes reinvestment of all dividends. Past performance is no guarantee of future results. Principal value will vary; shares may be worth more or less than their original cost when redeemed.


               SOLON SHORT DURATION GOVERNMENT FUNDS:
               ONE YEAR PORTFOLIO
               SCHEDULE OF INVESTMENTS
               August 31, 1997
               Unaudited
Principal                                                     Value
Amount                                                        (Note 1)
---------                                                     -------

               U.S. GOVERNMENT AGENCY SECURITIES-93.35%
               Government National Mortgage Association-4.64%
$  57,022             7.000% due 2/20/2019                    $  58,288


               Federal Home Loan Mortgage Corporation-45.16%
   4,022              5.150% due 11/15/2006,REMIC                 4,012
  52,285              5.750% due 3/15/2015, REMIC                52,171
  10,000              6.000% due 12/15/2004, REMIC                9,953
  96,137              6.000% due 8/15/2001, REMIC                95,927
  42,379              6.350% due 7/15/2014, REMIC                42,286
 362,000              6.750% due 10/15/2013, REMIC              362,792
                                                              ---------
                                                                567,141
                                                              ---------
               Federal National Mortgage Association-17.41%
 100,000              5.500% due 12/25/2014, REMIC               99,469
  18,668              5.500% due 4/25/2014,  REMIC               18,558
   8,383              5.700% due 6/25/2016,  REMIC                8,346
  22,490              5.750% due 2/25/2012,  REMIC               22,399
  54,415              6.125% due 2/25/2021,  REMIC               54,551
  15,328              6.750% due 8/25/2005,  REMIC               15,304
                                                              ---------
                                                                218,627

               Farmer Mac Discount Notes-14.23%
 103,000              5.450% due 9/03/1997                      102,922
  76,000              5.450% due 9/22/1997                       75,724
                                                              ---------
                                                                178,646

               Farm Credit Discount Note-11.91%
 150,000              5.450% due 9/15/1997                     149,614
                                                              ---------

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,172,537)    1,172,316
                                                              ---------
               U.S. TREASURY OBLIGATIONS-2.95%
               U.S. Treasury Notes-15.6%
 27,000               5.875% due 10/31/1998                     27,000
 10,000               6.375% due 5/15/2000                      10,072
                                                              ---------

               TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,917)   37,072
                                                              ---------

               COLLATERALIZED MORTGAGE OBLIGATIONS-11.45%
 41,210        Residential Funding Mortgage Security-3.24%
                      5.065 due 10/25/2008 (Cost $40,585)        40,747
103,194        Salomon Brothers Mortgage Securities VII-8.21%
                      6.650% due 5/25/2024 (Cost $102,952)      103,000
                                                              ---------
     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS(Cost $143,537)   143,747
                                                              ---------

    TOTAL INVESTMENTS     (Cost $ 1,352,991)    107.74%       1,353,135

    OTHER ASSETS AND LIABILITIES (Net)           (7.75%)       (97,227)
                                                 ------       ---------
              NET ASSETS                         100.0%      $1,255,908
                                                 ======       =========

              See accompanying notes.

               SOLON SHORT DURATION GOVERNMENT FUNDS:
               THREE YEAR PORTFOLIO
               SCHEDULE OF INVESTMENTS
               August 31, 1997
               Unaudited
Principal                                                       Value
Amount                                                          (Note 1)
---------                                                       --------
               U.S. GOVERNMENT AGENCY SECURITIES-51.75%
               Government National Mortgage Association-7.27%
$ 500,000           8.000% due 11/01/2011, TBA                  $  511,875
  250,000           7.500% due 9/01/2011,  TBA                     251,953
  287,825           6.875% due 11/20/2018                          294,571
  132,224           7.125% due 8/20/2017                           135,364
                                                                ----------
                                                                 1,193,763

               Federal National Mortgage Association-20.60%
  916,452           6.000% due 10/01/2008                          895,832
  146,207           7.839% due 12/01/2017                          149,817
  155,000           6.500% due 9/01/2011, TBA                      149,381
  465,962           9.000% due 4/01/2016                           494,648
  829,917           5.700% due 6/25/2016, REMIC                    826,286
  269,879           5.750% due 2/25/2012, REMIC                    268,783
  585,033           6.125% due 2/25/2021, REMIC                    586,496
    8,397           9.400% due 10/25/2017, REMIC                     8,523
                                                                 ---------
                                                                 3,379,766
               Federal Home Loan Mortgage Corp-23.88%
 990,000            7.000% due 9/01/2011, TBA                       994,950
  21,079            5.000% due 2/15/2002, REMIC                      21,013
  48,269            5.150% due 11/15/2006, REMIC                     48,148
 265,000            5.400% due 4/15/2014, REMIC                     263,095
 550,000            5.500% due 12/15/2002, REMIC                    547,766
 324,000            6.000% due 12/15/2004, REMIC                    322,481
 384,551            6.000% due 8/15/2001, REMIC                     383,709
  80,343            6.100% due 4/15/2014, REMIC                      80,167
 314,358            6.200% due 5/15/2013, REMIC                     131,670
  95,087            6.250% due 4/15/2003, REMIC                      95,058
 169,516            6.350% due 7/15/2014, REMIC                     169,146
 263,302            6.500% due 6/15/2002, REMIC                     262,973
 138,000            6.750% due 10/15/2013, REMIC                    138,302
 263,433           10.000% due 6/15/2020, REMIC                     278,251
                                                                  ---------
                                                                 3,918,729

                                                                  ---------
  TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $8,443,093)       8,492,258
                                                                  ---------


               COLLATERALIZED MORTGAGE OBLIGATIONS-12.07%
               Countrywide Funding Corp
177,217               6.000% due 5/25/2009                           176,497
               Citicorp Mortgage Securities, Inc.
815,516               6.250% due 6/25/2024                           810,419
               GE Capital Mortgage Services, Inc.
121,212               7.000% due 5/25/2024                           121,553
               Countrywide Mortgage Backed Securities, Inc.
677,034               6.500% due 1/25/2024                           675,553
               Salomon Brothers Mortgage securities VII
196,824               6.650% due 5/25/2024                           196,455
                                                                   ----------
    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,974,904)    1,980,477


               U.S. TREASURY NOTES -34.28%
1,142,000             6.375% due 5/15/2000                         1,150,208
  675,000             6.375% due 5/15/1999                           679,430
  740,000             6.000% due 8/15/2000                           738,150
  822,000             6.250% due 6/30/2002                           822,000
1,350,000             5.875% due 1/31/1999                         1,349,578
  885,000             5.875% due 10/31/1998                          885,000
                                                                   ---------
               TOTAL U.S. TREASURY NOTES (Cost $5,628,142)         5,624,366
                                                                   ---------
               REPURCHASE AGREEMENTS-13.88%

             Repurchase agreement with Paine Webber, 5.65%,
             dated 8/28/97, due 9/2/97, (Collateralized by
             various Freddie Mac Securities, par value of
             $2,375,000, 7.84%, due 4/15/24, value of
2,278,000    $2,324,292) (Cost $2,278,000)                         2,278,000


               TOTAL INVESTMENTS (Cost $18,324,139)  111.98%      18,375,101

               OTHER ASSETS AND LIABILITIES (Net)    (11.98%)     (1,966,142)
                                                      ------     -----------
               NET ASSETS                             100.0%     $16,408,959
                                                      ======     ===========
See accompanying notes.

             THE SOLON FUNDS
             STATEMENT OF ASSETS AND LIABILITIES
             August 31, 1997
             (Unaudited)


                                                Solon Short Duration
                                                Government Funds:
                                                One Year       Three Year
                                                --------       ----------
ASSETS
Investment in securities, at value
    (Identified cost $1,352,991 and
     $18,324,139 respectively)                  $1,353,135     $18,375,101
Cash                                                   987             775
Receivables:
     Fund Shares Sold                                  -            56,932
     Interest                                        5,167         119,052
     Paydown and other receivable                    (302)          99,890
                                                  --------       ----------
Total Assets                                     1,358,987      18,651,750
                                                  --------       ----------
LIABILITIES
     Investment securities purchased               102,990       2,217,134
     Payable to manager (Note 2)                       -            25,352
     Dividends Payable                                  89             305
                                                  --------       ----------
Total Liabilities                                  103,079       2,242,791
                                                  --------        ---------
NET ASSETS                                      $1,255,908     $16,408,959
                                                  ========      ===========
Net Assets consist of:
Capital shares                                  $1,252,125     $16,398,881
Accumulated undistributed net
     investment income                               (702)         (4,983)
Accumulated net realized gain/loss
     on investment transactions                      4,341        (35,901)
Net unrealized appreciation
depreciation) of investments (Note 3)                  144          50,962
                                                 ---------     -----------
NET ASSETS                                      $1,255,908     $16,408,959
                                                ==========     ===========

Net Asset Value offering and redemption
price per share                                   $10.06           $10.03
Number of shares outstanding with a par value
     of $.01 per share, unlimited
     number of shares authorized                 124,780        1,636,336

See accompanying notes.

           THE SOLON FUNDS
           STATEMENT OF OPERATIONS
           For the Six Months Ended August 31, 1997
           (Unaudited)

                                           Solon Short Duration
                                           Government Funds:
                                           One Year        Three Year
                                           --------        ----------
INVESTMENT INCOME
Interest                                   $27,569           $496,193

Expenses:
 Adviosry fee (Note 2)                       1,207             20,421
 Custodian fee                              17,111             22 612
 Directors' fees & expenses (Note 2)         1,516              1,516
 Shareholder Services                        9,212             26,996
 Interest expense (Note 4)                      -                 368
 Legal fee                                   2,308              2,308
 Audit expense                              10,625             10,625
 Insurance expense                           1,821              1,821
 Administrative expense                        338              5,718
 Other                                         125              1,224
                                           -------           --------
 Total expenses                             44,263             93,609
Expenses reimbursed or fees waived
by the manager (Note 2)                   (44,263)           (73,636)
                                           -------           --------
 Total expenses                                -               19,973
                                           -------           --------
NET INVESTMENT INCOME                       27,569            476,220
                                           -------           --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)                     1,921              6,501

Net change in unrealized
   appreciation (depreciation)(Note 3)       (743)             31,702
                                           -------           --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:                      1,778             38,203
                                           -------           --------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:                 $28,747           $514,423
                                           =======           ========
See accompanying notes.

                THE SOLON FUNDS
                STATEMENT OF CHANGES IN NET ASSETS

                                Solon Short Duration Government Funds:
                                One Year                 Three Year
                             ------------------------  ----------------------
                              For the     For the      For the    For the
                              Six Months  Year         Six Month  Year
                              Ended       Ended        Ended      Ended
                              August 31,  February 28, August 31, February 28,
                                 1997        1997        1997        1997
                              (Unaudited)              (Unaudited)
                              --------    --------     --------    --------
INCREASE (DECREASE)
 IN NET ASSETS:

FROM OPERATIONS:

 Net investment income        $27,569     $39,595      $476,220      $746,463
 Net realized gain (loss)
  from investment transactions  1,921       1,178         6,501      (37,298)
 Net unrealized appreciation
  of investments (Note 3)       (743)        597         31,702        10,532
 Net increase in net assets   -------      -------      -------       -------
  resulting from operations    28,747       41,370      514,423       719,697
                              -------      -------      -------       -------
FROM DISTRIBUTIONS TO
SHAREHOLDERS:
 Net investment income        (28,455)     (39,383)    (482,548)    (750,223)
 Net realized gains                 -            -            -      (20,722)
                               ------      -------      -------       -------
 Total distributions to
 Shareholders                 (28,455)     (39,383)    (482,548)    (770,945)
                               ------      -------      -------       -------

FROM CAPITAL SHARE
TRANSACTIONS:
 Net increase in net assets
 from capital share
 transactions (Note 5)        391,053      464,510   (1,432,334)    6,834,101
                              -------      -------   ---------     ----------
NET INCREASE IN NET ASSETS    391,345      466,497   (1,400,459)    6,782,854

NET ASSETS:
Beginning of the period       864,563      398,066   17,809,418    11,026,565
                             -------       -------   ----------    ----------
End of period              $1,255,908     $864,563  $16,408,959   $17,809,419
                           ==========     ========  ===========   ===========
See accompanying notes

                   THE SOLON FUNDS
                   FINANCIAL HIGHLIGHTS

                                  Solon Short Duration Government Funds:
                                               One Year

----------------------------------------------
                                 For the        For the        For the
For the
                                 Six Months     Year           Year
Year
                                 Ended          Ended          Ended
Ended
                                 August 31,     February 28,   February 29,
February 28,
                                 1997           1997           1996
1995
                                (Unaudited)
                                 -----------    ----------     -----------
-----------
Net asset value,
 beginning of period                 $10.06       $10.03         $9.99
$10.00
Income from investment
operations:
 Net investment income                 0.30         0.60          0.64
 0.53
 Net realized and unrealized
  gain (loss) on investments           0.00         0.03          0.05
(0.02)
                                     ------      -------        ------
------
Total from investment
  operations                           0.30         0.63          0.69
 0.51

Distributions from:
 Net investment income               (0.29)       (0.60)        (0.65)
(0.52)
 Realized gain on investments             -            -             -
    -
                                     ------      ------         ------
------
Net asset value,
 end of period                       $10.07       $10.06        $10.03
$9.99
                                     ======       ======        ======
======

Total Return                          5.28%        6.32%         7.09%
5.21%

Ratios/Supplemental Data:
 Net assets, end of period       $1,225,908     $864,563      $398,066
$144,667
 Ratio of expenses to average
 net assets:
  Before expense reimbusement
   of operating expenses             9.07%*       10.25%        16.47%
27.89%
  After expense reimbursement
      operating expenses             0.00%*        0.00%         0.00%
0.00%
  Interest expense                        -            -             -
    -
Ratio of net investment income
 to average net assets               5.65%*        5.91%         6.46%
5.74%
Portfolio turnover rate              61.88%       81.82%             -
    -
Debt outstanding at end
 of period                                -            -             -
    -
Average debt outstanding
 during the Period **                     -            -             -
    -
Average shares outstanding
 during the period**                      -            -             -
    -
Average debt per share
 during the period**                      -            -             -
    -

 * Annualized
** Average based upon amounts outstanding at each month end.





                   THE SOLON FUNDS
                   FINANCIAL HIGHLIGHTS




                                       Solon Short Duration Government Funds:
                                               Three Year

----------------------------------------------
                                 For the         For the        For the
For the
                                 Six Months      Year           Year
Year
                                 Ended           Ended          Ended
Ended
                                 August 31,      February 28,   February 29,
February 28,
                                 1997            1997           1996
1995
                                (Unaudited)
                                 -----------     ----------     -----------
-----------
Net asset value,
 beginning of period                 $10.00        $10.04         $9.80
$10.00
Income from investment
operations:
 Net investment income                 0.30          0.58          0.60
  0.61
 Net realized and unrealized
  gain (loss) on investments           0.02        (0.01)          0.23
(0.22)
                                     ------       -------        ------
------
Total from investment
  operations                           0.32          0.57          0.83
  0.39

Distributions from:
 Net investment income               (0.29)        (0.59)        (0.59)
(0.59)
 Realized gain on investments             -        (0.02)             -
     -
                                     ------       -------        ------
------
Net asset value,
 end of period                       $10.03        $10.00        $10.04
 $9.80
                                     ======        ======        ======
======

Total Return                          5.80%         5.45%         8.73%
 4.08%

Ratios/Supplemental Data:
 Net assets, end of period      $16,408,959   $17,809,418   $11,026,565
$7,064,812
 Ratio of expenses to average
 net assets:
  Before expense reimbusement
   of operating expenses             1.14%*         1.21%         1.45%
 1.18%
  After expense reimbursement
      operating expenses             0.24%*         0.24%         0.24%
 0.15%
  Interest expense                   0.00%*         0.02%         0.12%
 0.04%
Ratio of net investment income
 to average net assets               5.81%*         5.80%         6.18%
 6.21%
Portfolio turnover rate                123%          279%          251%
  405%
Debt outstanding at end
 of period                                -             -             -
     -
Average debt outstanding
 during the period**                     $0       $56,238      $256,115
$75,604
Average shares outstanding
 during the period**              1,639,411     1,320,830       901,238
895,472
Average debt per share
 during the period**                  $0.00         $0.04         $0.28
 $0.08

 * Annualized
** Average based upon amounts outstanding at each month end.

THE SOLON FUNDS
NOTES TO FINANCIAL STATEMENTS
(Unaudited)


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES:

a. ORGANIZATION. The Solon Funds are registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. As of August 31,1997, The
    Solon Funds had two series: Solon Short Duration Government Funds:
    One Year Portfolio (the "One Year Portfolio") and Solon Short Duration Government Funds: Three Year Portfolio (the "Three Year Portfolio") (each a "Fund" and collectively the "Funds"). The Funds commenced operations on March 1, 1994. The costs of organization for the One Year Portfolio and the Three Year Portfolio have been assumed by Solon Asset Management, L.P.
    (the "Manager").

b. REPURCHASE AGREEMENTS. Securities pledged as collateral for repurchase agreements are held on the Funds' behalf by the Funds' custodian. The Manager is responsible for determining that the value of the collateral remains at least equal to the resale price of the agreement.

c. REVERSE REPURCHASE AGREEMENTS. The Funds fully collateralize reverse repurchase agreements by maintaining cash, U.S. Government Securities, or other liquid high grade debt instruments equal in value to the Funds' obligations in a segregated account with the Funds' custodian.

THE SOLON FUNDS
NOTES TO FINANCIAL STATEMENTS -(Continued)

d. SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for as of trade date. Realized gains and losses are determined on the specific identified cost basis. Interest income includes amortization of discounts and premiums. Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Funds designate specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

e. SECURITY VALUATION. It is the policy of the Funds to value portfolio securities at market value. Market value is determined on the basis of last reported sales price, or if no sales are reported, as is the case with most securities traded over the counter, the mean between representative bid and asked quotations. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Certain fixed income securities for which market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

f. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and will distribute taxable income and net realized gains sufficient to relieve each Fund from federal income, excise, and state income taxes.


g. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. The Funds declare dividends daily and pay them monthly. Distributions of any short-term capital gains earned by a Fund are distributed no less frequently than annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

h. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

2.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

a. Solon Asset Management, L.P. (the "Manager") receives management fees at the annual rate of 0.25% of the Fund's average net assets. The Manager performs administrative services for the Funds for which the Manager receives compensation based upon an annual rate of 0.07% of its average net assets. The Manager also provides shareholder services to the Funds for annual fees of 0.25% of the Fund's average net assets.

b. The Manager voluntarily agreed to absorb all the expenses, excluding interest expense, of the One Year Portfolio for the year ended August 31, 1997. The manager voluntarily agreed to limit the Three Year Portfolio's expenses, excluding interest expense, to .24% of average net assets on an annual basis. Reductions in fees are subject to recovery within the following three years provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's voluntary absorptions are also subject to recovery, insofar as expenses do not exceed limits established by the Board of Trustees. Any request for reimbursement by the Manager is subject to review and approval by the Board.

c. The Trust's Chairman and Chief Executive Officer is the sole "affiliated person" as defined in the Investment Company Act. Each Trustee who is not an "affiliated person" of the Trust receives an annual retainer of $1,000 and a fee for each meeting attended of $500, as well as reimbursement for expenses.

THE SOLON FUNDS
NOTES TO FINANCIAL STATEMENTS -(Continued)

3.  SECURITIES TRANSACTIONS:

a. Securities transactions (excluding short term securities) for the period ended August 28, 1997, were as follows:

                             Purchases              Sales
                             ---------              -----
    One Year Portfolio:      $ 1,030,615            $   458,026
    Three Year Portfolio:    $21,801,310            $19,108,798


b. On August 31, 1997, the composition of unrealized appreciation and depreciation for federal income tax purposes was as follows:

                                                        Net
                          Tax Basis     Tax Basis       Unrealized
                          Unrealized    Unrealized      Appreciation
                          Appreciation  (Depreciation)  (Depreciation)
                          ------------  --------------  --------------
    One Year Portfolio    $   714        ($   570)       $   144
    Three Year Portfolio  $67,508        ($16,546)       $50,962

c. At August 31, 1997, the cost of investments for Federal income tax purposes was the same as the cost for financial reporting purposes.

4.  SHORT TERM BORROWINGS

    For the six months ended August 31, 1997 the maximum borrowings by the Three Year Portfolio under reverse repurchase agreements were $632,031. Interest rates ranged from 5.20% to 5.30% during the period.

5.  TRANSACTIONS IN CAPITAL SHARES:

    Transactions in capital shares were as follows:
                              For The Six Months Ending    For The Year Ended
                              August 31, 1997               February 28, 1997
                              ------------------           ------------------
    One Year Portfolio        Shares     Amount            Shares       Amount
                              ------     ------            ------       ------
     Shares sold              67,703     $681,415          46,027     $462,303
     Issued as reinvestment
       of dividends            2,834       28,526           3,918       39,388
       Shares redeemed      (31,698)    (318,888)         (3,694)     (37,181)
                              ------     --------          ------     --------
     Net increase             38,839     $391,053          46,251     $464,510
                              ======     ========          ======     ========

    Three Year Portfolio      Shares       Amount          Shares       Amount
                              ------       ------          ------       ------
     Shares sold             205,830   $2,140,369         730,310   $7,303,346
     Issued as reinvestment
       of dividends           42,467      344,230          77,395      773,032
     Shares redeemed       (392,937)  (3,916,933)       (124,869)  (1,242,277)
                             -------    ---------          ------    ---------
     Net increase          (144,640) $(1,432,334)         682,836  $(6,834,101
                            ========   ==========         =======   ==========
